NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

19. NET INCOME (LOSS) PER SHARE

Basic and diluted net income (loss) per share for each of the periods presented are calculated as follows:

	Year Ended December 31
	2020	2021	2022
	RMB	RMB	RMB	US$ (Note 2.5)
	(in thousands, except for share and per share data)
Numerator:
Net income (loss) attributable to I-Mab	470,915	(2,331,541)	(2,507,317)	(363,526)
Net income (loss) attributable to ordinary shareholders	470,915	(2,331,541)	(2,507,317)	(363,526)
Denominator:
Denominator for basic calculation-weighted average number of common shares outstanding	134,158,824	174,707,055	189,787,292	189,787,292
Dilutive effect of convertible preferred shares	4,373,047	—	—	—
Dilutive effect of ordinary shares to be issued to Everest	266,458	—	—	—
Dilutive effect of convertible promissory notes	865,479	—	—	—
Dilutive effect of restricted shares units	778,130	—	—	—
Dilutive effect of stock options	16,789,714	—	—	—
Denominator for diluted income (loss) per share calculation	157,231,652	174,707,055	189,787,292	189,787,292
Net income (loss) per share - basic	3.51	(13.35)	(13.21)	(1.92)
Net income (loss) per share - diluted	3.00	(13.35)	(13.21)	(1.92)

The effects of all outstanding restricted shares, certain stock options and warrants have been excluded from the computation of diluted loss per share for the years ended December 31, 2021 and 2022 as their effects would be anti-dilutive. The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Year Ended December 31
	2021	2022
Restricted shares	3,150,881	484,395
Stock options	14,584,833	2,939,322
Warrants	648,359	—